Investment Objectives and Goals	Jul. 29, 2026
Nomura Global Listed Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA GLOBAL LISTED INFRASTRUCTURE ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Global Listed Infrastructure ETF seeks to deliver total return that consists of both capital growth and income by investing in infrastructure companies.
Nomura Energy Transition ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA ENERGY TRANSITION ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Energy Transition ETF seeks to provide long-term growth of capital.
Nomura Focused Large Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA FOCUSED LARGE GROWTH ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Focused Large Growth ETF seeks to provide growth of capital.
Nomura Focused SMID Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA FOCUSED SMID CAP CORE ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Focused SMID Cap Core ETF seeks to provide capital appreciation.
Nomura Focused International Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA FOCUSED INTERNATIONAL CORE ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Focused International Core ETF seeks to provide capital growth and appreciation.
Nomura Focused Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA FOCUSED EMERGING MARKETS EQUITY ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Focused Emerging Markets Equity ETF seeks to provide long-term capital appreciation.
Nomura National High-Yield Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA NATIONAL HIGH-YIELD MUNICIPAL BOND ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Nomura National High-Yield Municipal Bond ETF seeks to provide a high a level of current interest income, exempt from federal income tax, primarily through investment in medium- and lower-grade municipal obligations.

Nomura Tax-Free USA Short Term ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA TAX-FREE USA SHORT TERM ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Nomura Tax-Free USA Short Term ETF seeks to provide a high level of current interest income that is exempt from federal income tax, and attempts to preserve capital by investing in short term municipal obligations.

Nomura Tax-Free USA Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA TAX-FREE USA INTERMEDIATE ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Nomura Tax-Free USA Intermediate ETF seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Nomura Tax-Free USA ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA TAX-FREE USA ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Nomura Tax-Free USA ETF seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Nomura Transformational Technologies ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA TRANSFORMATIONAL TECHNOLOGIES ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Transformational Technologies ETF seeks to provide growth of capital.
Nomura Focused Mid Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA FOCUSED MID CAP GROWTH ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Focused Mid Cap Growth ETF seeks to provide growth of capital.